Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (59,675)	$ (25,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	30,147
Stock-based compensation	2,533	2,418
Amortization of intangible asset	2,511
Amortization of debt discounts and debt issuance costs	282
Deferred income tax expense (benefit)	1,599	(926)
Depreciation	5	5
Impairment of intangible asset		5,228
Impairment/loss on investment in Antisense Therapeutics		550
Changes in operating assets and liabilities:
Accounts receivable	(616)
Inventory	(1,403)
Prepaid expenses and other current assets	(1,099)	(95)
Other assets	(151)	825
Accounts payable	111	(827)
Accrued liabilities and other liabilities	433	184
Net cash used in operating activities	(25,323)	(17,739)
Cash flows from investing activities:
Payments for acquisition	(7,500)
Net cash used in investing activities	(7,500)
Cash flows from financing activities:
Payment for amendment of long-term debt	(150)
Net cash used in financing activities	(150)
Net decrease in cash and cash equivalents	(32,973)	(17,739)
Cash and cash equivalents—beginning of period	66,837	51,623
Cash and cash equivalents—end of period	33,864	$ 33,884
Supplemental disclosures of cash flow information - Cash paid during the year for:
Income taxes other, net of refunds	255
Interest	$ 762